United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2011

Date of Reporting Period: Quarter ended 07/31/2011

Item 1. Schedule of Investments

Federated Institutional High Yield Bond Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 81.0%
		Aerospace/Defense – 0.9%
$650,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	671,125
850,000	[1,2]	Altegrity, Inc., Company Guarantee, (Series 144A), 10.50%, 11/1/2015	879,750
1,300,000	[1,2]	Altegrity, Inc., Company Guarantee, (Series 144A), 11.75%, 5/1/2016	1,358,500
475,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	498,156
122,035	[1,2]	Sequa Corp., Bond, (Series 144A), 13.50%, 12/1/2015	132,713
250,000	[1,2]	Sequa Corp., Sr. Note, (Series 144A), 11.75%, 12/1/2015	268,750
2,400,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, (Series 144A), 7.75%, 12/15/2018	2,568,000
		TOTAL	6,376,994
		Automotive – 5.0%
1,025,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	1,045,500
900,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, (Series 144A), 10.75%, 8/15/2016	1,012,500
1,350,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, (Series 144A), 7.125%, 5/15/2019	1,329,750
675,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, (Series 144A), 9.25%, 1/15/2017	748,406
1,450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,624,000
1,200,000	[1,2]	Chrysler Group LLC, Bond, (Series 144A), 8.00%, 6/15/2019	1,167,000
2,375,000	[1,2]	Chrysler Group LLC, Bond, (Series 144A), 8.25%, 6/15/2021	2,339,375
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	746,375
200,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	203,500
200,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	204,250
2,575,000	[1,2]	Exide Technologies, Sr. Secd. Note, (Series 144A), 8.625%, 2/1/2018	2,639,375
1,125,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,234,688
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	778,742
2,725,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	3,130,327
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,517,960
2,475,000	[1,2]	International Automotive Components, Sr. Secd. Note, (Series 144A), 9.125%, 6/1/2018	2,555,438
225,000	[1,2]	Jaguar Land Rover PLC, (Series 144A), 7.75%, 5/15/2018	229,500
250,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, (Series 144A), 8.125%, 5/15/2021	254,375
175,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	189,656
175,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	192,500
600,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	655,500
1,475,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, (Series 144A), 9.00%, 10/1/2018	1,618,813
1,025,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, (Series 144A), 8.50%, 4/15/2016	1,068,563
1,325,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, (Series 144A), 9.50%, 10/15/2017	1,472,406
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	780,000
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,018,875
900,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, (Series 144A), 10.625%, 9/1/2017	972,000
2,625,000		United Components, Inc., Company Guarantee, (Series WI), 8.625%, 2/15/2019	2,703,750
		TOTAL	33,433,124
		Building Materials – 1.8%
200,000	[1,2]	American Standard Cos., Sr. Secd. Note, (Series 144A), 10.75%, 1/15/2016	192,875
1,650,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	1,674,750
500,000	[1,2]	Building Materials Corp. of America, Bond, (Series 144A), 6.75%, 5/1/2021	508,125
475,000	[1,2]	Building Materials Corp. of America, Sr. Note, (Series 144A), 7.50%, 3/15/2020	503,500
475,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	488,063
1,375,000	[1,2]	Masonite International Corp., Sr. Note, (Series 144A), 8.25%, 4/15/2021	1,392,187

Principal Amount or Shares			Value
$1,050,000	[1,2]	Norcraft Cos. LP, Sr. Secd. 2nd Priority Note, (Series 144A), 10.50%, 12/15/2015	1,029,000
2,050,000		Norcraft Cos. LP, Sr. Secd. Note, (Series WI), 10.50%, 12/15/2015	2,009,000
2,075,000	[1,2]	Nortek Holdings, Inc., Sr. Note, (Series 144A), 8.50%, 4/15/2021	1,945,312
825,000	[1,2]	Nortek Holdings, Inc., Sr. Note, (Series 144A), 10.00%, 12/1/2018	843,563
1,725,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, (Series 144A), 8.25%, 2/15/2018	1,656,000
		TOTAL	12,242,375
		Chemicals – 2.4%
250,000		Celanese US Holdings LLC, Company Guarantee, 6.625%, 10/15/2018	271,250
775,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	848,625
975,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,031,063
1,075,000		Hexion U.S. Finance Corp., Sr. Secd. Note, (Series WI), 9.00%, 11/15/2020	1,118,000
1,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,597,500
850,000		Huntsman International LLC, Company Guarantee, (Series WI), 8.625%, 3/15/2020	949,875
1,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	1,218,875
875,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	978,906
500,000		Koppers Holdings, Inc., Company Guarantee, (Series WI), 7.875%, 12/1/2019	537,500
1,500,000		Momentive Performance Materials, Inc., Sr. Note, (Series WI), 9.00%, 1/15/2021	1,552,500
850,000	[1,2]	Nalco Co., Sr. Note, (Series 144A), 6.625%, 1/15/2019	958,375
375,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	423,750
1,375,000	[1,2]	Omnova Solutions, Inc., Sr. Note, (Series 144A), 7.875%, 11/1/2018	1,344,062
712,000	[1,2]	Oxea Finance, Sr. Secd. Note, (Series 144A), 9.50%, 7/15/2017	761,840
1,275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	1,421,625
500,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	547,500
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	85,125
650,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, (Series 144A), 9.375%, 10/1/2015	673,563
		TOTAL	16,319,934
		Construction Machinery – 0.9%
400,000	[1,2]	Case New Holland, Sr. Note, (Series 144A), 7.875%, 12/1/2017	455,000
1,125,000		RSC Equipment Rental, Inc., Company Guarantee, (Series WI), 8.25%, 2/1/2021	1,167,187
775,000		RSC Equipment Rental, Inc., Sr. Note, (Series WI), 10.25%, 11/15/2019	869,938
426,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	443,573
350,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, (Series 144A), 10.00%, 7/15/2017	396,375
2,350,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	2,455,750
		TOTAL	5,787,823
		Consumer Products – 3.5%
1,500,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	1,552,500
1,706,047		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	2,138,956
1,050,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	1,239,000
1,725,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	1,912,594
725,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	762,156
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	436,000
1,057,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	1,152,130
2,195,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, (Series 144A), 8.25%, 4/1/2018	2,321,212
457,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, (Series 144A), 10.875%, 4/15/2016	512,983
3,775,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	3,812,750
1,725,000	[1,2]	Simmons Co., Company Guarantee, (Series 144A), 11.25%, 7/15/2015	1,828,500
475,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	530,813
1,622,860		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,809,489

Principal Amount or Shares			Value
$3,250,000		Visant Corp., Company Guarantee, (Series WI), 10.00%, 10/1/2017	3,375,937
		TOTAL	23,385,020
		Energy – 5.2%
2,050,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, (Series WI), 11.875%, 5/1/2015	2,101,250
1,050,000	[1,2]	Basic Energy Services, Inc., Bond, (Series 144A), 7.75%, 2/15/2019	1,078,875
1,600,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,636,000
275,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	282,563
425,000	[1,2]	Brigham Exploration Co., Sr. Note, (Series 144A), 6.875%, 6/1/2019	447,313
1,900,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, (Series 144A), 9.25%, 10/15/2020	1,710,000
1,625,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, (Series 144A), 10.875%, 4/1/2017	1,872,812
75,000		Chaparral Energy Inc., Company Guarantee, 8.875%, 2/1/2017	77,625
2,200,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	2,414,500
1,050,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	1,139,250
325,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	383,500
900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	976,500
525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	577,500
1,950,000	[1,2]	Compagnie Generale de Geophysique Veritas, Sr. Note, (Series 144A), 6.50%, 6/1/2021	1,935,375
875,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	910,000
975,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	1,028,625
1,450,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	1,509,812
950,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	1,026,000
650,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	667,875
525,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	542,062
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	308,688
949,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	1,053,390
1,800,000	[1,2]	Forbes Energy Services Ltd., Company Guarantee, (Series 144A), 9.00%, 6/15/2019	1,809,000
275,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, (Series 144A), 7.75%, 11/1/2015	285,313
575,000	[1,2]	Linn Energy LLC, Company Guarantee, (Series 144A), 6.50%, 5/15/2019	575,719
725,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, (Series 144A), 7.75%, 2/1/2021	775,750
1,075,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	1,195,937
1,325,000		PHI, Inc., Company Guarantee, (Series WI), 8.625%, 10/15/2018	1,364,750
2,225,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	2,597,687
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	82,893
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	52,500
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	162,000
250,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	260,625
625,000	[1,2]	Sesi LLC, Sr. Note, (Series 144A), 6.375%, 5/1/2019	631,250
1,800,000	[1,2]	W&T Offshore, Inc., Sr. Note, (Series 144A), 8.50%, 6/15/2019	1,874,250
		TOTAL	35,347,189
		Entertainment – 1.4%
2,400,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	2,607,000
1,475,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,618,812
1,100,000	[1,2]	Cinemark USA, Inc., Sr. Sub. Note, (Series 144A), 7.375%, 6/15/2021	1,105,500
150,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, (Series 144A), 0.00%, 4/1/2012	0
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,593,000
1,150,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	1,449,000
1,175,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	1,339,500
		TOTAL	9,712,812

Principal Amount or Shares			Value
		Financial Institutions – 4.7%
$925,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	931,706
700,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	717,500
800,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	843,000
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	430,500
1,675,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,798,531
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,920,625
1,025,000		Ally Financial, Inc., Company Guarantee, (Series WI), 6.25%, 12/1/2017	1,049,194
1,175,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	1,172,063
1,200,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, (Series 144A), 6.625%, 4/1/2018	1,272,000
8,900,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, (Series 144A), 7.00%, 5/2/2017	8,933,375
1,325,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,324,604
1,300,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	1,299,644
1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,254,375
1,050,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	1,161,563
3,075,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	3,444,000
3,625,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	3,797,187
		TOTAL	31,349,867
		Food & Beverage – 3.4%
2,250,000	[1,2]	Aramark Corp., (Series 144A), 8.625%, 5/1/2016	2,328,750
2,825,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	2,952,125
100,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 3.773%, 2/1/2015	98,750
950,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	1,021,250
1,425,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, (Series 144A), 7.625%, 2/15/2019	1,473,094
700,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	774,375
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,014,875
1,900,000	[1,2]	Dean Foods Co., Sr. Note, (Series 144A), 9.75%, 12/15/2018	2,042,500
3,650,000	[1,2]	Michael Foods, Inc., Sr. Note, (Series 144A), 9.75%, 7/15/2018	3,960,250
950,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	1,005,813
1,375,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,433,437
550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	594,000
500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	531,250
2,725,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, (Series 144A), 8.50%, 6/30/2019	2,711,375
		TOTAL	22,941,844
		Gaming – 3.5%
1,092,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	1,143,870
1,225,000	[1,2]	Ameristar Casinos, Inc., Sr. Note, (Series 144A), 7.50%, 4/15/2021	1,280,125
2,500,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, (Series 144A), 7.25%, 2/15/2015	2,556,250
2,700,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	2,986,875
2,150,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	2,193,000
2,125,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,082,500
100,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	114,750
300,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	347,250
400,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	447,000
675,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	786,375
1,225,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	1,344,437
400,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, (Series 144A), 8.375%, 8/15/2015	425,000
475,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	504,688
1,000,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,107,500
525,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, (Series 144A), 8.00%, 9/15/2013	522,375

Principal Amount or Shares			Value
$1,490,000	[1,2]	Seminole Tribe of Florida, Bond, (Series 144A), 7.804%, 10/1/2020	1,484,561
650,000	[1,2]	Seminole Tribe of Florida, Note, (Series 144A), 7.75%, 10/1/2017	672,750
2,150,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, (Series 144A), 8.625%, 4/15/2016	2,246,750
825,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	921,938
525,000		Wynn Las Vegas LLC, 1st Mtg. Note, 7.75%, 8/15/2020	582,750
		TOTAL	23,750,744
		Health Care – 8.4%
1,950,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	2,040,187
1,075,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,104,563
1,475,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,567,188
4,075,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	4,507,969
2,725,000	[1,2]	CDRT Merger Sub Inc., Sr. Unsecd. Note, (Series 144A), 8.125%, 6/1/2019	2,731,812
650,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	671,125
1,500,000	[1,2]	DJO Finance LLC, Sr. Note, (Series 144A), 7.75%, 4/15/2018	1,531,875
575,000	[1,2]	DJO Finance LLC, Sr. Sub. Note, (Series 144A), 9.75%, 10/15/2017	586,500
1,500,000	[1,2]	ExamWorks Group Inc. , Sr. Unsecd. Note, (Series 144A), 9.00%, 7/15/2019	1,552,500
1,550,000	[1,2]	Grifols SA, Sr. Note, (Series 144A), 8.25%, 2/1/2018	1,639,125
1,600,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, (Series 144A), 7.75%, 5/15/2021	1,636,000
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	90,750
5,242,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	5,622,045
625,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	635,938
525,000		HCA, Inc., Sr. Secd. Note, 7.875%, 2/15/2020	570,938
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	692,188
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	937,891
4,275,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	4,349,812
1,725,000	[1,2]	Iasis Healthcare, Sr. Note, (Series 144A), 8.375%, 5/15/2019	1,712,062
1,850,000	[1,2]	Inventiv Health Inc., Sr. Note, (Series 144A), 10.00%, 8/15/2018	1,813,000
3,475,000	[1,2]	Multiplan, Inc., Company Guarantee, (Series 144A), 9.875%, 9/1/2018	3,744,312
850,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	877,625
1,375,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,505,625
425,000	[1,2]	STHI Holding Corp., (Series 144A), 8.00%, 3/15/2018	437,750
1,925,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	2,026,062
325,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 3.778%, 6/1/2015	308,750
1,575,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, (Series 144A), 8.50%, 6/1/2015	1,634,062
1,500,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,556,250
3,893,906		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	4,117,806
3,175,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	3,270,250
850,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	883,716
		TOTAL	56,355,676
		Industrial - Other – 3.4%
1,375,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	1,476,406
425,000	[1,2]	Amsted Industries, Inc., Sr. Note, (Series 144A), 8.125%, 3/15/2018	449,438
475,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, (Series 144A), 9.875%, 1/1/2018	504,687
450,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	501,187
225,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	231,750
1,650,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, (Series 144A), 12.25%, 5/1/2016	1,707,750
775,000	[1,2]	Dresser-Rand Group, Inc., Sr. Sub., (Series 144A), 6.50%, 5/1/2021	802,125
1,425,000	[1,2]	Dynacast International LLC, (Series 144A), 9.25%, 7/15/2019	1,465,969
775,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	802,125

Principal Amount or Shares			Value
$1,450,000	[1,2]	Griffon Corp., Company Guarantee, (Series 144A), 7.125%, 4/1/2018	1,453,625
1,050,000	[1,2]	International Wire Group Holdings, Inc. , Sr. Secd. Note, (Series 144A), 9.75%, 4/15/2015	1,105,125
2,650,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, (Series 144A), 7.75%, 2/1/2015	2,610,250
1,975,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, (Series 144A), 12.25%, 4/15/2015	1,965,125
750,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	821,250
1,675,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	1,608,000
1,850,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	2,007,250
675,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	752,625
750,000	[1,2]	The Hillman Group, Inc., Company Guarantee, (Series 144A), 10.875%, 6/1/2018	819,375
1,350,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	1,474,875
200,000		Thermon Industries, Inc., Sr. Secd. Note, (Series WI), 9.50%, 5/1/2017	218,000
		TOTAL	22,776,937
		Lodging – 0.1%
625,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	644,531
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	155,438
		TOTAL	799,969
		Media - Cable – 1.3%
325,000	[1,2]	Cequel Communications Holdings, Sr. Note, (Series 144A), 8.625%, 11/15/2017	347,344
625,000		Charter Communications Holdings II, Company Guarantee, (Series WI), 7.875%, 4/30/2018	675,000
175,000		Charter Communications Holdings II, Company Guarantee, (Series WI), 8.125%, 4/30/2020	192,937
1,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,060,000
525,000		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	622,125
1,025,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,071,125
1,950,000	[1,2]	Crown Media Holdings, Inc., Company Guarantee, (Series 144A), 10.50%, 7/15/2019	2,008,500
1,225,000	[1,2]	Insight Communication Co., Sr. Note, (Series 144A), 9.375%, 7/15/2018	1,333,719
1,450,000		Virgin Media, Inc., Company Guarantee, (Series 1), 9.50%, 8/15/2016	1,638,500
		TOTAL	8,949,250
		Media - Non-Cable – 6.4%
1,225,000	[1,2]	AMC Networks, Inc., Sr. Note, (Series 144A), 7.75%, 7/15/2021	1,292,375
300,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, (Series 144A), 7.75%, 12/15/2018	324,375
2,975,000	[1,2]	Clear Channel Communications, Inc., Gtd. Note, (Series 144A), 9.00%, 3/1/2021	2,826,250
1,725,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, (Series B), 9.25%, 12/15/2017	1,893,187
175,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	191,188
2,100,000	[1,2]	Cumulus Media, Inc., Sr. Note, (Series 144A), 7.75%, 5/1/2019	2,026,500
1,325,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,416,094
1,500,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	1,575,000
2,100,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, (Series 144A), 13.375%, 7/15/2016	2,317,875
2,375,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, (Series 144A), 10.50%, 6/1/2019	2,339,375
225,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	2,531
1,400,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, (Series 144A), 7.25%, 4/1/2019	1,421,000
925,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, (Series 144A), 7.50%, 4/1/2021	941,188
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,225,437
2,700,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	2,882,250
875,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	934,063
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	431,906
175,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	177,844
900,000	[1,2]	MDC Partners, Inc., Company Guarantee, (Series 144A), 11.00%, 11/1/2016	988,875
1,975,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	2,189,781
1,025,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, (Series 144A), 11.375%, 11/15/2014	989,125

Principal Amount or Shares			Value
$617,144		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	618,687
650,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	651,625
1,125,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, (Series WI), 8.875%, 4/15/2017	1,189,687
1,500,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, (Series 144A), 7.75%, 10/15/2018	1,597,500
425,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	496,188
440,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	513,700
1,275,000	[1,2]	ProQuest Co., Company Guarantee, (Series 144A), 9.00%, 10/15/2018	1,313,250
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	104,000
225,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	234,000
2,650,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	2,941,500
1,175,000	[1,2]	Sirius XM Radio Inc., Sr. Note, (Series 144A), 8.75%, 4/1/2015	1,316,000
1,300,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	1,340,625
1,275,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, (Series 144A), 7.625%, 11/1/2018	1,357,875
		TOTAL	43,060,856
		Metals & Mining – 0.1%
100,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
1,000,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	963,750
		TOTAL	963,760
		Packaging & Containers – 2.9%
1,825,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, (Series 144A), 9.125%, 10/15/2020	1,934,500
325,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	335,969
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	201,500
850,000		Bway Holding Co., Company Guarantee, (Series WI), 10.00%, 6/15/2018	935,000
2,085,373	[1,2]	Bway Holding Co., Sr. PIK Deb., (Series 144A), 10.12%, 11/1/2015	2,095,800
400,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	433,000
750,000	[1,2]	Crown Americas, LLC, Sr. Note, (Series 144A), 6.25%, 2/1/2021	770,625
1,850,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	1,965,625
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	631,062
2,125,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, (Series 144A), 8.75%, 2/1/2016	2,199,375
1,625,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 8.50%, 5/15/2018	1,568,125
1,925,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 9.00%, 4/15/2019	1,925,000
1,625,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 9.875%, 8/15/2019	1,643,281
350,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2019	342,125
1,550,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.75%, 10/15/2016	1,623,625
675,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.875%, 8/15/2019	685,969
450,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, (Series 144A), 8.25%, 2/15/2021	417,375
		TOTAL	19,707,956
		Paper – 1.0%
1,450,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	1,591,375
300,000		Cascades, Inc., Company Guarantee, (Series WI), 7.875%, 1/15/2020	310,500
200,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	209,750
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	226,500
975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,084,688
850,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	926,500
326,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	330,890
1,275,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, (Series 144A), 8.00%, 6/1/2016	1,313,250
625,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	678,906
		TOTAL	6,672,359

Principal Amount or Shares			Value
		Restaurants – 1.3%
$3,025,000		DineEquity Inc., Company Guarantee, (Series WI), 9.50%, 10/30/2018	3,338,844
2,019,000	[1,2]	Dunkin' Finance Corp., Sr. Note, (Series 144A), 9.625%, 12/1/2018	2,046,741
1,975,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	2,024,375
1,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, (Series 144A), 2.747%, 3/15/2014	1,551,875
		TOTAL	8,961,835
		Retailers – 4.0%
975,000	[1,2]	Academy Finance Corp., (Series 144A), 9.25%, 8/1/2019	994,500
1,375,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,567,500
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,600,375
2,975,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	2,885,750
300,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	292,500
2,725,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, (Series 144A), 8.125%, 3/15/2019	2,765,875
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	837,375
2,825,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, (Series 144A), 9.25%, 12/1/2018	3,065,125
1,125,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2017	1,212,187
950,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.50%, 10/1/2019	1,052,125
1,775,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,908,125
800,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	832,000
2,200,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	2,348,500
1,475,000		Toys 'R' Us, Inc., Company Guarantee, (Series WI), 10.75%, 7/15/2017	1,666,750
2,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,178,750
1,600,000	[1,2]	YCC Holdings LLC, Sr. Note, (Series 144A), 10.25%, 2/15/2016	1,624,000
		TOTAL	26,831,437
		Services – 1.2%
2,350,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, (Series 144A), 9.75%, 3/15/2017	2,491,000
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, (Series 144A), 9.50%, 12/15/2019	828,750
2,325,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,479,031
1,450,000	[1,2]	West Corp., Sr. Note, (Series 144A), 7.875%, 1/15/2019	1,453,625
825,000	[1,2]	West Corp., Sr. Unsecd. Note, (Series 144A), 8.625%, 10/1/2018	860,063
		TOTAL	8,112,469
		Technology – 10.2%
1,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, (Series WI), 8.125%, 12/15/2017	1,067,500
2,200,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	2,326,500
2,075,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, (Series 144A), 10.50%, 11/15/2016	2,085,375
2,425,000		Aspect Software, Inc., Sr. Note, (Series WI), 10.625%, 5/15/2017	2,606,875
3,900,000	[1,2]	CDW Escrow Corp., Sr. Note, (Series 144A), 8.50%, 4/1/2019	3,870,750
550,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	596,750
500,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	510,000
2,775,000	[1,2]	CommScope, Inc., Sr. Note, (Series 144A), 8.25%, 1/15/2019	2,899,875
1,900,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, (Series 144A), 12.50%, 10/1/2015	1,995,000
2,325,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, (Series 144A), 7.25%, 6/1/2021	2,272,687
2,625,000	[1,2]	Eagle Parent, Inc., Sr. Note, (Series 144A), 8.625%, 5/1/2019	2,533,125
200,000		Fidelity National Information Services, Inc., Company Guarantee, (Series WI), 7.625%, 7/15/2017	214,250
1,175,000		Fidelity National Information Services, Inc., Company Guarantee, (Series WI), 7.875%, 7/15/2020	1,260,188
625,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, (Series 144A), 8.25%, 1/15/2021	615,625
1,575,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, (Series 144A), 8.75%, 1/15/2022	1,551,375
1,358,000	[1,2]	Freescale Semiconductor, Inc., (Series 144A), 10.75%, 8/1/2020	1,537,935
1,575,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, (Series 144A), 9.25%, 4/15/2018	1,724,625
1,300,000	[1,2]	Freescale Semiconductor, Inc., Sr. Unsecd. Note, (Series 144A), 8.05%, 2/1/2020	1,316,250

Principal Amount or Shares			Value
$2,300,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	2,334,500
2,250,000	[1,2]	IGATE Capital Corp., Sr. Note, (Series 144A), 9.00%, 5/1/2016	2,261,250
2,350,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	2,632,000
1,850,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	2,058,125
2,575,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	2,626,500
1,550,000		MagnaChip Semiconductor S.A., Sr. Note, (Series WI), 10.50%, 4/15/2018	1,724,375
1,250,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,314,063
1,775,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	1,601,937
179,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	183,475
1,000,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, (Series 144A), 7.75%, 12/15/2018	1,055,000
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	319,500
1,525,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, (Series 144A), 6.875%, 5/1/2020	1,536,437
1,000,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, (Series 144A), 7.00%, 11/1/2021	1,015,000
2,025,000	[1,2]	SoftBrands, Inc., Sr. Note, (Series 144A), 11.50%, 7/15/2018	1,994,625
1,225,000	[1,2]	Solera Holdings, Inc., Company Guarantee, (Series 144A), 6.75%, 6/15/2018	1,264,813
1,825,000	[1,2]	Spansion, Inc., Company Guarantee, (Series 144A), 7.875%, 11/15/2017	1,888,875
1,475,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,578,250
1,900,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	2,075,750
575,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	586,500
925,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	962,000
550,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	562,375
3,125,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, (Series 144A), 9.125%, 1/15/2019	3,285,156
1,725,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	1,979,437
625,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, (Series 144A), 12.00%, 1/15/2015	689,063
		TOTAL	68,513,691
		Transportation – 0.9%
1,025,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	1,062,156
1,400,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	1,524,250
2,125,000	[1,2]	Hertz Corp., Company Guarantee, (Series 144A), 6.75%, 4/15/2019	2,135,625
72,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	74,250
900,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, (Series 144A), 7.50%, 10/15/2018	933,750
175,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	189,000
		TOTAL	5,919,031
		Utility - Electric – 1.6%
2,100,000	[1,2]	Calpine Corp., Sr. Secd. Note, (Series 144A), 7.50%, 2/15/2021	2,184,000
350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	239,750
375,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	326,250
1,025,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	784,125
1,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	1,060,418
359,977	[1,2]	FPL Energy National Wind, Note, (Series 144A), 6.125%, 3/25/2019	356,731
1,275,000	[1,2]	NRG Energy, Inc., Company Guarantee, (Series 144A), 7.625%, 5/15/2019	1,278,187
1,000,000	[1,2]	NRG Energy, Inc., Company Guarantee, (Series 144A), 7.875%, 5/15/2021	1,010,000
1,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,035,000
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	157,688
950,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, (Series 144A), 7.625%, 1/15/2018	967,812
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	309,989
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI), 10.25%, 11/1/2015	416,500
775,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, (Series 144A), 11.50%, 10/1/2020	720,750
		TOTAL	10,847,200

Principal Amount or Shares			Value
		Utility - Natural Gas – 2.5%
$300,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	312,375
2,425,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	2,649,312
2,450,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	2,633,750
475,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	460,750
1,225,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,234,188
775,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	825,375
525,000		Inergy LP, Company Guarantee, 7.00%, 10/1/2018	538,125
471,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	506,325
1,150,000	[1,2]	Inergy LP, Sr. Note, (Series 144A), 6.875%, 8/1/2021	1,157,188
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,549,687
500,000		Niska Gas Storage US, LLC, Company Guarantee, (Series WI), 8.875%, 3/15/2018	535,625
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,142,250
300,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	337,125
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,065,000
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	203,500
600,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	643,500
		TOTAL	16,794,075
		Wireless Communications – 2.7%
650,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 10.50%, 4/15/2018	729,625
1,225,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 12.00%, 4/1/2014	1,421,000
1,350,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	1,407,645
875,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 8.875%, 1/15/2015	896,875
200,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 9.125%, 1/15/2015	204,250
2,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	2,462,250
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,068,750
4,175,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	4,195,875
4,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	4,366,875
500,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	548,750
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	603,000
		TOTAL	17,904,895
		Wireline Communications – 0.3%
750,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, (Series 144A), 8.125%, 7/1/2019	757,500
500,000		TW Telecom, Inc., Company Guarantee, (Series WI), 8.00%, 3/1/2018	538,750
975,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	1,048,125
		TOTAL	2,344,375
		TOTAL CORPORATE BONDS (IDENTIFIED COST $519,608,796)	546,163,497
		COMMON STOCKS – 0.0%
		Automotive – 0.0%
2,079	[3]	General Motors Co.	57,547
525,000	[1,3]	General Motors Co., Escrow Shares	13,781
		TOTAL COMMON STOCKS (IDENTIFIED COST $185,245)	71,328
		WARRANTS – 0.0%
		Automotive – 0.0%
1,890	[3]	General Motors Co., Warrants	35,589
1,890	[3]	General Motors Co., Warrants	25,685
		TOTAL WARRANTS (IDENTIFIED COST $210,240)	61,274

Principal Amount or Shares			Value
		PREFERRED STOCKS – 0.0%
		Finance - Commercial – 0.0%
319	[1,2]	Ally Financial, Inc., Pfd., (Series 144A), Annual Dividend 7.00% (IDENTIFIED COST $90,747)	289,831
		MUTUAL FUNDS – 18.8%[6]
11,046,893	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	11,046,893
17,581,712		High Yield Bond Portfolio	115,863,477
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $101,544,456)	126,910,370
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $621,639,484)[8]	673,496,300
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[9]	1,024,835
		TOTAL NET ASSETS — 100%	$674,521,135
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $232,913,898, which represented 34.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $232,900,117, which represented 34.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2011, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
General Motors Co., Escrow Shares	4/21/2011	$0	$13,781
Hard Rock Park Operations LLC, Sr. Secd. Note, (Series 144A), 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	At July 31, 2011, the cost of investments for federal tax purposes was $619,480,866. The net unrealized appreciation of investments for federal tax purposes was $54,015,434. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,240,219 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,224,785.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$546,163,487	$10	$546,163,497
Equity Securities:
Common Stocks
Domestic	—	71,328	—	71,328
Preferred Stocks
Domestic	—	289,831	—	289,831
Warrants	61,274	—	—	61,274
Mutual Funds	126,910,370	—	—	126,910,370
TOTAL SECURITIES	$126,971,644	$546,524,646	$10	$673,496,300
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds
Balance as of November 1, 2010	$ 0
Realized gain (loss)	(143,781)
Change in unrealized appreciation (depreciation)	144,388
(Sales)	(982)
Transfers into Level 3	385[1]
Balance as of July 31, 2011	$10
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2011.	$607
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 21, 2011